Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	October 31,
	2024	2023
Land and land improvements	$3,148,834	$3,148,834
Buildings and improvements	8,305,039	8,305,039
Machinery and equipment	26,032,752	26,185,346
Furniture and fixtures	902,012	902,012
Construction in progress	162,288	199,772
Total property and equipment, at cost	38,550,925	38,741,003
Less accumulated amortization and depreciation	(31,669,568)	(31,601,387)
Property and equipment, net	$6,881,357	$7,139,616